DEBT - Summary of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2022
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Unamortized debt issuance costs	$ (10,577)	$ (2,339)	$ (6,300)
Net carrying amount	178,986	166,616
Less: Current portion of long-term debt	(15,812)	(29,479)
Total long-term portion	163,174	137,137
TCW Revolving Commitments
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Less: Current portion of long-term debt	(3,500)
Note Payable | D&O Insurance
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Short-term debt	0	830
Line of Credit | 2022 Term Loan | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	0	153,125
Line of Credit | TCW Term Loans | Secured Debt
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	174,563	0
Line of Credit | 2022 Revolving Credit Facility | 2022 Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	0	15,000
Line of Credit | TCW Revolving Commitments | 2022 Revolving Credit Facility
Schedule of Long Term and Short Term Debt Instruments [Line Items]
Long-term debt	$ 15,000	$ 0